Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2013
Other Real Estate Owned Tables
Schedule of Other Real Estate Owned

Activity within other real estate owned was as follows:

(Dollars in thousands)

	2013	2012	2011

Balance, beginning of year	$2,019	$1,934	$1,953
Transfers from loans	897	1,718	2,972
Reclassification to buildings	—	(20)	—
Proceeds from sales	(1,604)	(1,259)	(3,015)
Gains on sales	122	51	279
Write-downs	(926)	(405)	(255)
Balance, end of year	$508	$2,019	$1,934